World Omni Auto Receivables Trust 2017-A
Monthly Servicer Certificate
March 31, 2020

Dates Covered
Collections Period	03/01/20 - 03/31/20
Interest Accrual Period	03/16/20 - 04/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/20	313,881,286.67	24,617
Yield Supplement Overcollateralization Amount 02/29/20	11,376,913.10	0
Receivables Balance 02/29/20	325,258,199.77	24,617
Principal Payments	15,725,418.42	495
Defaulted Receivables	863,474.19	65
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/20	10,504,661.93	0
Pool Balance at 03/31/20	298,164,645.23	24,057

Pool Statistics	$ Amount	# of Accounts
Pool Factor	22.51%
Prepayment ABS Speed	1.19%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	6,808,604.91	428
Past Due 61-90 days	2,257,393.70	135
Past Due 91-120 days	427,777.47	28
Past Due 121+ days	0.00	0
Total	9,493,776.08	591

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.08%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.87%
Delinquency Trigger Occurred	NO

Recoveries	624,840.77
Aggregate Net Losses/(Gains) - March 2020	238,633.42
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.88%
Prior Net Losses Ratio	1.19%
Second Prior Net Losses Ratio	1.29%
Third Prior Net Losses Ratio	1.94%
Four Month Average	1.33%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.18%

Overcollateralization Target Amount	13,417,409.04
Actual Overcollateralization	13,417,409.04
Weighted Average APR	3.92%
Weighted Average APR, Yield Adjusted	6.59%
Weighted Average Remaining Term	32.92

Flow of Funds	$ Amount
Collections	17,332,763.43
Investment Earnings on Cash Accounts	3,886.50
Servicing Fee	0.00
Transfer to Collection Account	0.00
Available Funds	17,336,649.93

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	450,776.50
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	1,591,983.54

(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	13,417,409.04
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00
(10) Collection Account Redeposits	1,807,659.18

Total Distributions of Available Funds	17,336,649.93

Servicing Fee	0.00
Unpaid Servicing Fee	271,048.50
Change in amount of the unpaid servicing fee from the prior period	271,048.50

Note Balances & Note Factors	$ Amount
Original Class A	1,221,750,000.00
Original Class B	34,700,000

Total Class A & B
Note Balance @ 03/16/20	299,756,628.77
Principal Paid	15,009,392.58
Note Balance @ 04/15/20	284,747,236.19

Class A-1
Note Balance @ 03/16/20	0.00
Principal Paid	0.00
Note Balance @ 04/15/20	0.00
Note Factor @ 04/15/20	0.0000000%

Class A-2a
Note Balance @ 03/16/20	0.00
Principal Paid	0.00
Note Balance @ 04/15/20	0.00
Note Factor @ 04/15/20	0.0000000%

Class A-2b
Note Balance @ 03/16/20	0.00
Principal Paid	0.00
Note Balance @ 04/15/20	0.00
Note Factor @ 04/15/20	0.0000000%

Class A-3
Note Balance @ 03/16/20	170,306,628.77
Principal Paid	15,009,392.58
Note Balance @ 04/15/20	155,297,236.19
Note Factor @ 04/15/20	36.4547503%

Class A-4
Note Balance @ 03/16/20	94,750,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	94,750,000.00
Note Factor @ 04/15/20	100.0000000%

Class B
Note Balance @ 03/16/20	34,700,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	34,700,000.00
Note Factor @ 04/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	519,598.17
Total Principal Paid	15,009,392.58
Total Paid	15,528,990.75

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.70463%
Coupon	0.84463%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	273,909.83
Principal Paid	15,009,392.58
Total Paid to A-3 Holders	15,283,302.41

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4135446
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.9458734
Total Distribution Amount	12.359418

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6429808
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.2333159
Total A-3 Distribution Amount	35.8762967

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	106.07
Noteholders' Principal Distributable Amount	893.93

Account Balances	$ Amount
Reserve Account
Balance as of 03/16/20	3,213,436.41
Investment Earnings	1,825.22
Investment Earnings Paid	(1,825.22)
Deposit/(Withdrawal)	-
Balance as of 04/15/20	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41